Unrecognized items	12 Months Ended
Dec. 31, 2018
Unrecognized Items
Unrecognized items

(a) Operating lease obligations

The Group leases various properties, laboratory and office equipment and cars. Rental contracts are typically made for fixed periods of one to three years but may have renewal options. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

	December 31, 2017	December 31, 2018
	(in thousands of €)
Commitments for minimum lease payments in relation to non-cancellable operating leases:
Within one year	244	283
After one year but not more than five years	473	292
More than five years	—	—
Total	717	575
Rental expense relating to operating leases
Minimum lease payments	162	213
Contingent rentals	—	—
Sub-lease income	—	—
Total	162	213

Operating lease obligations consist of payments pursuant to non-cancellable operating lease agreements mainly relating to the Company`s leases of office space. The lease term of the Company`s premises expires in the next three years: Jena, Germany in December 2019, Planegg, Germany in July 31, 2021 respectively June 30, 2022 and Ann Arbor, United States in April 14, 2021.

(b) Other Commitments

	December 31, 2017	December 31, 2018
	(in thousands of €)
Commitments for minimum payments in relation to non-cancellable operating contracts or services:
Within one year	4,437	19,624
After one year but not more than five years	88	9,684
More than five years	7	—
Total	4,532	29,307

The Group enters into contracts in the normal course of business with Contract Research Organizations (‘CROs’) and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. Most of these contracts are not included in the table above as they provide for termination on notice, and therefore are cancelable contracts and do not include any minimum purchase commitments.

During 2018, the Group did not enter into contracts to purchase property, plant and equipment or patents and trademarks (respectively nil in 2017).